General Information and Basis of Presentation (Details) $ in Millions	1 Months Ended	6 Months Ended
	Sep. 30, 2022 vessel m³	Jun. 30, 2024 USD ($) vessel MT m³	Dec. 31, 2023	Apr. 13, 2023 vessel
Schedule Of Description Of Business [Line Items]
Number of vessels | vessel		56		5
Secured Term
Schedule Of Description Of Business [Line Items]
Aggregate principal amount | $		$ 210.0
Balloon payment to be paid | $		136.0
2020 Bonds
Schedule Of Description Of Business [Line Items]
Amount due at maturity | $		$ 91.0
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)
Schedule Of Description Of Business [Line Items]
Economic interest in building and operating marine export terminal (as a percent)		50.00%	50.00%
Exporting capacity per year (in excess) | MT		1
Ethylene
Schedule Of Description Of Business [Line Items]
Number of vessels | vessel		25
2018-built ethylene
Schedule Of Description Of Business [Line Items]
Number of vessels | vessel	2
Vessels cargo capacity (in cbm) | m³	17,000
2019-built ethylene
Schedule Of Description Of Business [Line Items]
Number of vessels | vessel	3
Vessels cargo capacity (in cbm) | m³	22,000
Minimum
Schedule Of Description Of Business [Line Items]
Vessels cargo capacity (in cbm) | m³		3,770
Maximum
Schedule Of Description Of Business [Line Items]
Vessels cargo capacity (in cbm) | m³		38,000